GENERAL INFORMATION	12 Months Ended
Dec. 31, 2017
GENERAL INFORMATION
GENERAL INFORMATION

1.      GENERAL INFORMATION

Aluminum Corporation of China Limited (the "Company") (中國鋁業股份有限公司) and its subsidiaries (together the "Group") are principally engaged in the manufacture and distribution of alumina, primary aluminum and energy products. The Group is also engaged in the development of bauxite related resources, the production, fabrication and distribution of bauxite, carbon and relevant non-ferrous metal products and the trading and logistics and transport services of non-ferrous metal products and coal products.

The Company is a joint stock company which is domiciled and was established on September 10, 2001 in the People’s Republic of China (the "PRC") with limited liability. The address of its registered office is No. 62 North Xizhimen Street, Haidian District, Beijing, the PRC.

The Company’s shares have been listed on the Main Board of the Hong Kong Stock Exchange and the New York Stock Exchange since 2001. The Company also listed its A shares on the Shanghai Stock Exchange in 2007.

In the opinion of the directors, the ultimate holding company and parent of the Company is Aluminum Corporation of China ("Chinalco") (中國鋁業集團有限公司), a company incorporated and domiciled in the PRC and wholly owned by the State-owned Assets Supervision and Administration Commission of the State Council.

Information about subsidiaries

As at December 31, 2017, particulars of the Company’s principal subsidiaries are as follows:

				Percentage of
				equity attributable to the
	Place of registration	Registered		Company
Name	and business	capital	Principal activities	Direct	Indirect
Baotou Aluminum Co., Ltd. (“Baotou Aluminum“) (包頭鋁業有限公司)	PRC/Mainland China	2,245,510	Manufacture and distribution of primary aluminum, aluminum alloy and related fabricated products and carbon products	74.33%	—
China Aluminum International Trading Co., Ltd. (“Chalco Trading”) (中鋁國際貿易有限公司)	PRC/Mainland China	1,731,111	Import and export activities	100.00%	—
Shanxi Huasheng Aluminum Co., Ltd. (“Shanxi Huasheng“) (山西華聖鋁業有限公司)	PRC/Mainland China	1,000,000	Manufacture and distribution of primary aluminum, aluminum alloy and carbon-related products	51.00%	—
Chalco Shanxi New Material Co., Ltd.(“Shanxi New Material”) (中鋁山西新材料有限公司)	PRC/Mainland China	4,279,601	Manufacture and distribution of alumina,primary aluminum and anode carbon products and electricity generation and supply	85.98%	—
Zunyi Aluminum Co., Ltd. (遵義鋁業股份有限公司)	PRC/Mainland China	600,970	Manufacture and distribution of primary aluminum	62.10%	—
Chalco Zunyi Alumina Co., Ltd. (“Zunyi Alumina“) (中國鋁業遵義氧化鋁有限公司)	PRC/Mainland China	1,400,000	Manufacture and distribution of alumina	73.28%	—
Shandong Huayu Alloy Materials Co., Ltd. (“Shandong Huayu”) (山東華宇铝合金材料有限公司)	PRC/Mainland China	1,627,697	Manufacture and distribution of aluminum alloy	55.00%	—
Chalco Hong Kong Ltd. (“Chalco Hong Kong”) (中國鋁業香港有限公司)	Hong Kong	HKD849,940 in thousand	Overseas investments and alumina import and export activities	100.00%	—
Chalco Mining Co., Ltd. (“Chalco Mining“) (中鋁礦業有限公司)	PRC/Mainland China	4,028,859	Manufacture, acquisition and distribution of bauxite mines, limestone ore, manufacturing and distribution of alumina	18.86%	—
Chalco Energy Co., Ltd. (中鋁能源有限公司)	PRC/Mainland China	819,993	Thermoelectric supply and investment management	100.00%	—
China Aluminum Ningxia Energy Group Co., Ltd. (“Ningxia Energy“) (中鋁寧夏能源集團)	PRC/Mainland China	5,025,800	Thermal power, wind power and solar power generation, coal mining, and power-related equipment manufacturing	70.82%	—
Guizhou Huajin Aluminum Co., Ltd. (“Guizhou Huajin“) (貴州華錦鋁業有限公司)	PRC/Mainland China	1,000,000	Manufacture and distribution of alumina	60.00%	—

				Percentage of
				equity attributable to the
	Place of registration	Registered		Company
Name	and business	capital	Principal activities	Direct	Indirect
Chalco Zhengzhou Research Institute of Non-ferrous Metal Co., Ltd. (中國鋁業鄭州有色金屬研究院有限公司)	PRC/Mainland China	214,858	Research and development services	100.00%	-
Chalco Shandong Co., Ltd. ("Chalco Shandong“) (中鋁山東有限公司)	PRC/Mainland China	3,808,995	Manufacture and distribution of alumina	69.20%	-
Chalco Zhongzhou Aluminum Co., Ltd. ("Zhongzhou Aluminum“) (中鋁中州鋁業有限公司)	PRC/Mainland China	5,071,235	Manufacture and distribution of alumina	63.10%	-
China Aluminum Logistics Group Corporation Co., Ltd. (中鋁物流集團有限公司)	PRC/Mainland China	558,752	Logistic transportation	100.00%	—%
Chinalco Shanxi Jiaokou Xinghua Technology Ltd.(“Xinghua Technology“) (中鋁集團山西交口興華科技股份有限公司)	PRC/Mainland China	270,000	Manufacture and distribution of primary aluminum	33.00%	33.00%
Chinalco Shanghai Company Limited (“Chinalco Shanghai“) (中鋁（上海）有限公司)	PRC/Mainland China	968,300	Trading and engineering project management	100.00%	-

The above table lists the subsidiaries of the Company which, in the opinion of the directors, principally affected the results of the year or formed a substantial part of the net assets of the Group. To give details of the other subsidiaries would, in the opinion of the directors, result in particulars of excessive of length.